COVID-19	12 Months Ended
Dec. 31, 2021
COVID-19
Covid-19
17.	COVID-19

In 2020, the coronavirus global pandemic (“COVID-19”) affected the global economy as well as caused volatility in the global financial markets. While the full impact of COVID-19 on the global economy remains uncertain and continued adverse affects of COVID-19 remain a risk. The extent to which COVID-19 may impact the Company’s business will depend on developments such as the geographic spread of the disease, the duration of the outbreak, vaccination rates, travel restrictions and social distancing, business closures or business disruptions, and the effectiveness of actions taken in Canada, the United States and other countries to contain and treat the disease. It is not possible to reliably estimate the length or severity of these developments and their financial impact to the date of approval of these consolidated financial statements.